Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents
18.
Cash and cash equivalents

For the purpose of presentation in the Consolidated statement of cash flows and Consolidated statement of financial position, cash and cash equivalents includes cash held in banks, money market funds such as call deposits held with financial institutions, short-term deposits including highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and cash amounts held by payment service providers.

Cash and cash equivalents consist of the following at December 31 (in thousands):

	2021	2022
Cash held in banks	$141,130	$114,099
Money market funds	810,453	474,699
Short-term deposits	353,539	80,141
Amounts held by payment service providers	58,006	65,282
Cash and cash equivalents	$1,363,128	$734,221